ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Sep. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]

Acquired intangible assets, net consist of the following:

	September 30,
	2019	2020
	RMB	RMB

Technology rights for licensed seeds	71,429	71,429
Others	4,739	4,739
	76,168	76,168
Accumulated amortization	(70,699)	(71,520)

Acquired intangible assets, net	5,469	4,648

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	Amortization expense on these intangible assets for each of the next five years is as follows:

Year ending September 30,	RMB
2021	652
2022	580
2023	557
2024	545
2025	533
Thereafter	1,781
Total	4,648